Financial Instruments (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Four Quarter Rolling Average Of Notional Amount Of Foreign Exchange Contracts Hedging Foreign Currency Transactions	$ 13,900,000,000	$ 12,300,000,000
Gain on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 51,000,000	$ 22,000,000